Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Weighted average statutory income tax rate in %	26.60%	22.00%	23.60%
Recognition of previously unrecognized tax loss and credit carryforwards	(1.90%)	16.80%	0.10%
Unrecognized tax loss and credit carryforwards	141.80%	(9.60%)	(0.70%)
Changes to recognition of temporary differences	243.60%	(26.20%)	(0.20%)
Non-taxable income and tax incentives	(30.20%)	22.80%	5.80%
Non-deductible expenses	10.00%	(10.70%)	(22.90%)
Withholding and other taxes	16.00%	(5.10%)	(1.40%)
Tax rate changes	(0.90%)	0.90%	(1.00%)
Prior year tax	1.20%	1.90%	0.70%
Tax expense (benefit) due to change in uncertain tax treatments	(20.40%)	2.30%	2.80%
Others, net	3.10%	1.90%	(0.20%)
Effective income tax rate	389.50%	17.00%	6.50%